CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2023 ₪ / shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts | $		$ 2,215		$ 2,134
Ordinary shares, par value per share | ₪ / shares	₪ 0.03		₪ 0.03
Ordinary shares, shares authorized		80,000,000		60,000,000
Ordinary shares, shares issued		47,154,827		46,287,732
Ordinary shares, shares outstanding		47,039,488		46,172,393
Treasury shares		115,339		115,339